BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) $ in Millions, ₽ in Billions				1 Months Ended	12 Months Ended
	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Mar. 09, 2022 RUB (₽)	Apr. 30, 2022 USD ($) loan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	[1]	Jul. 31, 2023 legalProceeding	Jul. 21, 2023 employee	Jun. 24, 2023	Jun. 15, 2023 company	May 31, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Apr. 04, 2023	Jan. 30, 2023	Nov. 11, 2022	Jul. 05, 2022 USD ($) legalProceeding	Apr. 30, 2022 RUB (₽)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 RUB (₽)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 RUB (₽)
Cash and cash equivalents					$ 3,107	$ 2,252
Net increase / (decrease) in cash and cash equivalents					1,017	714	[1]	$ 474
Debt and derivatives					2,844	$ 1,242
Expected credit losses					$ 27
PJSC VimpelCom
Consideration received in cash	$ 1,900	₽ 130
Ukraine And Russia
Percentage of subscribers (in percent)												33.333%
Ukraine And Russia | Ultimate beneficial owners
Sanction period					10 years
2023 Notes At 7.25 Percent
Borrowings, interest rate (in percent)																			5.95%
2023 Notes At 7.25 Percent
Borrowings, interest rate (in percent)																			7.25%
VTB Bank term loan facility agreement, maturity february 2029
Notional amount																								$ 400,000	₽ 30
Sberbank and Alfa Bank
Notional amount				$ 1,112																	₽ 90
Number of group-level loans | loan				2
Disposal of major subsidiary
Cash on hand														$ 2,457
Introduction of new legal framework
Number of energy companies on the Decree 302 list | company													2
Employees | Ukraine And Russia
Number of employees | employee											32,000
2023 Notes | Issue of notes
Notes, purchase price, percentage of principal amount (in percent)																	102.00%	102.00%
October 2023 Notes | Issue of notes
Notes and debentures issued															$ 364	$ 165
December 2023 Notes | Issue of notes
Notes and debentures issued															$ 406	$ 294
PJSC VimpelCom
Number of legal proceedings lodged | legalProceeding																				4
Tax and interest claim amount																				$ 22
PJSC VimpelCom | Commencement of major litigation
Hearings held | legalProceeding										2
Legal claims | legalProceeding										4
Veon Finance Ireland DAC | VTB Bank term loan facility agreement, maturity february 2029
Notional amount			₽ 30																			$ 259	₽ 30	$ 400	₽ 30
Borrowings term			7 years
Veon Finance Ireland DAC | Sberbank and Alfa Bank
Notional amount				$ 1,112																	₽ 90
Treasury bills, micro finance bank operations
Cash and cash equivalents					$ 75
Increase (decrease) due to corrections of prior period errors
Net increase / (decrease) in cash and cash equivalents					39
Debt and derivatives					$ 31

[1]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)